Segment, Customer and Geographic Information (Schedule of Major Customers and Percentage of Group's Total Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total revenues	$ 573,957	$ 487,763	$ 386,470
Customer 1 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 107,081	$ 93,959	$ 86,896
Percentage of revenues of the Group	18.66%	19.26%	22.48%
Customer 2 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 73,518	$ 70,801	$ 74,694
Percentage of revenues of the Group	12.81%	14.52%	19.33%
Customer 3 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 0	$ 0	$ 0
Percentage of revenues of the Group	0.00%	0.00%	0.00%
Customer 4 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 0	$ 0	$ 0
Percentage of revenues of the Group	0.00%	0.00%	0.00%
Customer 5 [Member]
Disclosure of operating segments [line items]
Total revenues	$ 0	$ 0	$ 0
Percentage of revenues of the Group	0.00%	0.00%	0.00%